Shareholder Fees - DWS Equity 500 Index Fund	May 01, 2021 USD ($)
Class T
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	2.50%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	none
Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	none
INST Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	none
Class S
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20